Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Our compensation committee has adopted a policy governing equity awards that are granted to our non-executive employees. Equity awards to our executive officers or members of our board of directors must be approved either by our board of directors or our compensation committee at a meeting or by unanimous written consent. Although we do not have a formal policy with respect to the timing of our equity award grants, in general, our compensation committee approves the annual grant of equity awards with an effective date in March of each year. The exercise price of all stock options and stock appreciation rights must be equal to or greater than the fair market value of our common stock on the date of grant.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, in general, our compensation committee approves the annual grant of equity awards with an effective date in March of each year. The exercise price of all stock options and stock appreciation rights must be equal to or greater than the fair market value of our common stock on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false